Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
Class A | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class A | Senior Loans [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class A | Convertible Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Class C | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
Class C | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class C | Senior Loans [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class C | Convertible Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Class I | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
Class I | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class I | Senior Loans [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class I | Convertible Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Class IS | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
Class IS | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
Class IS | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Class IS | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class IS | Senior Loans [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class IS | Convertible Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class IS | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%